                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan        Greenwich, CT            October 9, 2007
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    028-01190                   Frank Russell Company
    028-05788                   IXIS Asset Management Advisors, L.P.

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                             Form 13F SUMMARY PAGE

Report Summary:   Sound Shore Management, Inc.

Number of Other Included Managers:      2
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $7,705,116
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number      Name

1        028-01190            Frank Russell Company
2        028-05788            IXIS Asset Management Advisors, L.P.

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Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
180, Greenwich, CT 06830
                                                                      9/30/2007

      Item 1             Item 2      Item 3     Item 4     Item 5             Item 6           Item 7           Item 8
      ------             ------     --------- ---------- ---------- -------------------------- ------ ---------------------------
                                                                            Investment
                                                                            Discretion                     Voting Authority
                                                                    --------------------------        ---------------------------
                                     Cusip    Mkt. Value               Sole     Shared   Other           Sole    Shared   None
Name of Issuer       Title of Class  Number    x $1000     Shares      (A)       (B)      (C)  Mgrs.     (A)      (B)     (C)
--------------       -------------- --------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
AES Corporation          COMMON     00130H105   276,750  13,809,867 13,023,677   786,190              10,041,877   0    3,767,990
Altria Group, Inc.       COMMON     02209S103       636       9,150      9,150         0                   5,850   0        3,300
American Intl
 Group, Inc.             COMMON     026874107   188,796   2,790,769  2,626,215   164,554               2,022,015   0      768,754
Aon Corporation          COMMON     037389103   226,252   5,049,131  4,757,337   291,794               3,672,737   0    1,376,394
Apache Corporation       COMMON     037411105    41,842     464,597    449,658    14,939                 346,458   0      118,139
Apollo Group, Inc.       COMMON     037604105   140,605   2,337,576  2,206,381   131,195               1,697,981   0      639,595
Bank of America
 Corporation             COMMON     060505104   268,958   5,350,264  5,035,331   314,933               3,880,731   0    1,469,533
Barr
 Pharmaceuticals
 Inc.                    COMMON     068306109   259,478   4,559,438  4,288,579   270,859               3,319,779   0    1,239,659
Barrick Gold
 Corporation             COMMON     067901108   249,292   6,188,973  5,830,480   358,493               4,445,380   0    1,743,593
Baxter
 International Inc       COMMON     071813109   194,073   3,448,350  3,233,884   214,466               2,494,384   0      953,966
Boston Scientific
 Corporation             COMMON     101137107   266,894  19,132,208 18,090,504 1,041,704              14,260,804   0    4,871,404
CIGNA Corporation        COMMON     125509109   203,661   3,821,742  3,594,508   227,234               2,769,508   0    1,052,234
CitiGroup, Inc.          COMMON     172967101   120,805   2,588,493  2,438,745   149,748               1,862,904   0      725,589
Citizen's
 Communications          COMMON     17453B101       551      38,500     38,500         0                  16,500   0       22,000
Comcast Corporation
 Class A                 COMMON     20030N101   241,782   9,999,235  9,419,168   580,067               7,283,068   0    2,716,167
ConocoPhillips, Inc.     COMMON     20825C104   144,791   1,649,663  1,557,286    92,377               1,188,686   0      460,977
Cytec Industries,
 Inc.                    COMMON     232820100   145,025   2,120,561  1,993,853   126,708               1,536,853   0      583,708
DIRECTV Group Inc        COMMON     25459L106       431      17,750     17,750         0                   6,750   0       11,000
El Paso Corporation      COMMON     28336L109   228,154  13,444,542 12,673,543   770,999               9,739,643   0    3,704,899
Fannie Mae               COMMON     313586109       610      10,025     10,025         0                   2,025   0        8,000
General Electric
 Company                 COMMON     369604103   316,229   7,638,388  7,207,433   430,955               5,590,433   0    2,047,955
Goodyear Tire &
 Rubber Company          COMMON     382550101   150,748   4,957,183  4,663,410   293,773               3,667,010   0    1,290,173
Halliburton Company      COMMON     406216101   163,815   4,266,007  4,028,288   237,719               3,028,488   0    1,237,519
Hewlett-Packard
 Company                 COMMON     428236103    39,653     796,401    755,577    40,824                 582,377   0      214,024
Intl Business
 Machines Corp.          COMMON     459200101       241       2,048      2,048                                 0   0        2,048
Interpublic Group
 of Cos.                 COMMON     460690100   225,148  21,690,563 20,459,247 1,231,316              15,790,247   0    5,900,316
Invesco PLC ADR          COMMON     46127U104   199,680   7,314,273  6,846,672   467,601               5,399,672   0    1,914,601
Jabil Circuit, Inc       COMMON     466313103       365      15,999     15,999         0                   5,999   0       10,000
Kinetic Concepts,
 Inc.                    COMMON     49460W208   145,367   2,582,929  2,454,604   128,325               1,896,604   0      686,325
Kraft Foods, Inc.        COMMON     50075N104       218       6,331      6,331         0                   4,048   0        2,283
Liberty Media Hldg
 Corp Capital            COMMON     53071M302       246       1,969      1,969         0                     844   0        1,125
Lowe's Companies,
 Inc.                    COMMON     548661107       273       9,750      9,750         0                   3,750   0        6,000
Marsh & McLennan
 Companies               COMMON     571748102   164,192   6,438,903  6,059,695   379,208               4,669,395   0    1,769,508
Merck & Co. Inc.         COMMON     589331107       486       9,400      9,400         0                       0   0        9,400
Newmont Mining
 Corporation             COMMON     651639106   171,577   3,835,827  3,620,462   215,365               2,797,462   0    1,038,365
Pfizer Inc.              COMMON     717081103   176,866   7,239,701  6,812,554   427,147               5,222,454   0    2,017,247
Royal Dutch Shell
 PLC ADR                 COMMON     780259206   122,861   1,495,025  1,406,992    88,033               1,076,692   0      418,333
Southwest Airlines
 Company                 COMMON     844741108   182,496  12,330,806 11,607,710   723,096               8,945,410   0    3,385,396
Spectra Energy
 Corporation             COMMON     847560109   115,370   4,712,815  4,438,561   274,254               3,425,761   0    1,287,054
Sprint Nextel
 Corporation             COMMON     852061100   103,271   5,435,328  5,045,903   389,425               3,878,403   0    1,556,925
Sun Microsystems Inc     COMMON     866810104    81,061  14,423,707 13,622,867   800,840              10,256,167   0    4,167,540
Symantec Corporation     COMMON     871503108   258,685  13,348,055 12,567,071   780,984               9,686,171   0    3,661,884
TJX Companies, Inc.      COMMON     872540109       850      29,250     29,250         0                  11,250   0       18,000
Texas Instruments
 Inc.                    COMMON     882508104   193,176   5,279,471  4,944,528   334,943               3,815,128   0    1,464,343
Textron Incorporated     COMMON     883203101       435       7,000      7,000         0                   3,000   0        4,000
Time Warner, Inc.        COMMON     887317105   238,516  12,991,094 12,222,907   768,187               9,418,207   0    3,572,887
Unilever NV ADR          COMMON     904784709   196,937   6,383,699  6,000,371   383,328               4,632,471   0    1,751,228
Unum Group               COMMON     91529Y106   202,872   8,290,654  7,805,989   484,665               6,017,389   0    2,273,265
Walt Disney Holding
 Company                 COMMON     254687106   229,104   6,661,948  6,256,779   405,169               4,770,579   0    1,891,369
Washington Post
 Company                 COMMON     939640108   224,078     279,121    263,080    16,041                 202,874   0       76,247
Waste Management,
 Inc.                    COMMON     94106L109   224,720   5,954,435  5,625,461   328,974               4,351,161   0    1,603,274
Western Digital
 Corporation             COMMON     958102105   141,565   5,591,037  5,278,513   312,524               4,074,213   0    1,516,824
Flextronics
 International           COMMON     Y2573F102   234,629  20,986,453 19,732,787 1,253,666              15,002,887   0    5,983,566

   Totals:                 53                 7,705,116